SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property, plant and equipment

Electronic equipment	3 years
Office equipment	5 years
Software	5 years
Leasehold improvement	Shorter of the lease terms or the estimated useful lives of the assets